Document And Entity Information	Sep. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	IDT CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 28, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-16371
Entity, Tax Identification Number	22-3415036
Entity, Address, Address Line One	520 Broad Street
Entity, Address, City or Town	Newark
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	438-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.01 per share
Trading Symbol	IDT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001005731